NOTES PAYABLE (Details) - Schedule of Amortization of Debt Discount - USD ($)	3 Months Ended		12 Months Ended
	Aug. 31, 2018	Aug. 31, 2016	May 31, 2018	May 31, 2017
Schedule of Amortization of Debt Discount [Abstract]
Discounts on notes payable amortized to interest expense	$ 1,598,502	$ 39,489	$ 2,534,104	$ 2,274,519